Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

JPMorgan Chase Bank, National Association (the “Company”)

1111 Polaris Parkway

Columbus, OH 43240

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, J.P. Morgan Securities LLC, J.P. Morgan Chase Commercial Mortgage Securities Corp., Citigroup Global Markets Inc. and Citi Real Estate Funding Inc. who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BFLD Trust 2025-EWEST Commercial Mortgage Pass-Through Certificates securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of June 1, 2025.

•	The phrase "Index Assumption” refers to the following interest rate:

o	SOFR of 4.35000%.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on May 22, 2025 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2025-EWEST Accounting Tape Final.xlsx (provided on May 22, 2025).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments or exhibits thereof.
•	The phrase “Management Agreement” refers to signed or draft management agreements and any amendments, assignments or assumptions thereof.
•	The phrase "Mezzanine Loan Agreement” refers to a signed or draft mezzanine loan agreement and any amendments or exhibits thereof.
•	The phrase "Title Policy” refers to a signed or proforma title policy or commitment.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From May 8, 2025 through May 22, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

May 22, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BFLD Trust 2025-EWEST	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Loan Number	None - Company Provided	None
2	Loan / Property	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Building Count	Appraisal Report	None
5	Loan Purpose	None - Company Provided	None
6	Borrower Entity	Loan Agreement	None
7	Sponsor	Loan Agreement	None
8	Guarantor	Guaranty Agreement	None
9	Property Manager	Management Agreement	None
10	Property Type	Appraisal Report	None
11	Property Subtype	Appraisal Report	None
12	Property Address	Appraisal Report	None
13	Property City	Appraisal Report	None
14	Submarket	Appraisal Report	None
15	County	Appraisal Report	None
16	State	Appraisal Report	None
17	Zip Code	Appraisal Report	None
18	Total Number of Units	Underwriting File	None
19	Market Rate Units	Underwriting File	None
20	Affordable Units	Underwriting File	None
21	Commercial Units	Underwriting File	None
22	Commercial Square Feet	Underwriting File	None
23	Abatement / Exemption Type	Appraisal Report	None
24	Year Built	Appraisal Report	None
25	Year Renovated	Appraisal Report	None
26	Original Mortgage Loan Balance	Loan Agreement	None
27	Cut-off Date Mortgage Loan Balance	Recalculation	None
28	% of Cut-off Date Mortgage Loan Balance	Recalculation	None
29	Mortgage Loan Balance Per Unit	Recalculation	None
30	Mortgage Loan Balance at Maturity	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BFLD Trust 2025-EWEST	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
31	Amortization Type	Loan Agreement	None
32	Origination Date	None - Company Provided	None
33	Payment Date	Loan Agreement	None
34	First Payment Date	Loan Agreement	None
35	Initial Maturity Date	Loan Agreement	None
36	Extension Options (Yes/No)	Loan Agreement	None
37	Extension Options Description	Loan Agreement	None
38	Fully Extended Maturity Date	Loan Agreement	None
39	First Extension Fee	Loan Agreement	None
40	Second Extension Fee	Loan Agreement	None
41	Third Extension Fee	Loan Agreement	None
42	Exit Fee	Loan Agreement	None
43	Assumption Fee	Loan Agreement	None
44	Substitution Allowed	Loan Agreement	None
45	Grace Period- Default	Loan Agreement	None
46	Grace Period- Late Fee	Loan Agreement	None
47	Original Loan Term	Recalculation	None
48	Original Loan Term (Including Extension Options)	Recalculation	None
49	Amortization Term	Not Applicable*	None
50	Amortization Term (Including Extension Options)	Not Applicable*	None
51	IO Period	Recalculation	None
52	Seasoning	Recalculation	None
53	Remaining Term to Original Maturity	Recalculation	None
54	Remaining Term to Original Maturity (Including Extension Options)	Recalculation	None
55	Accrual Basis	Loan Agreement	None
56	Interest accrual period start	Loan Agreement	None
57	Interest accrual period end	Loan Agreement	None
58	Interest Rate Adjustment Frequency	Loan Agreement	None
59	SOFR Rounding Methodology	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BFLD Trust 2025-EWEST	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
60	SOFR Lookback Days	Loan Agreement	None
61	SOFR Floor	Loan Agreement	None
62	SOFR Cap Strike Price	None - Company Provided	None
63	SOFR Cap after Extension	Loan Agreement	None
64	SOFR Cap Expiration Date	None - Company Provided	None
65	SOFR Cap Provider	None - Company Provided	None
66	SOFR Cap Provider Rating (M/S&P/F)	None - Company Provided	None
67	Rate Type	Loan Agreement	None
68	Mortgage Loan Spread	None - Company Provided	None
69	Mortgage Loan Interest Rate (At Assumed SOFR)	Recalculation	None
70	Assumed Mortgage Loan Interest Rate @ SOFR Cap	Recalculation	None
71	Mortgage Loan Annual Debt Service @ SOFR Cap	Recalculation	None
72	Mortgage Loan Monthly Debt Service @ SOFR Cap	Recalculation	None
73	Mortgage Loan Annual Debt Service	Recalculation	None
74	Mortgage Loan Monthly Debt Service	Recalculation	None
75	Prepayment String	Loan Agreement	None
76	Partial Prepayments Allowed	Loan Agreement	None
77	Partial Release Permitted	Loan Agreement	None
78	Partial Release Description	Loan Agreement	None
79	Lockbox (Y/N)	Loan Agreement	None
80	Lockbox Type	Loan Agreement	None
81	Cash Management	Loan Agreement	None
82	Terms/Description of Springing Cash Management (If applicable)	Loan Agreement	None
83	Single Asset Entity	Loan Agreement	None
84	Single Purpose Entity	Loan Agreement	None
85	Non-Consolidation Letter	Loan Agreement	None
86	TIC Structure	Loan Agreement	None
87	Condo Structure	Loan Agreement	None
88	DST	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BFLD Trust 2025-EWEST	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
89	Replacement Reserve Initial Deposit Amount	Loan Agreement	None
90	Replacement Reserve Monthly Deposit Amount	Loan Agreement	None
91	Replacement Reserve Cap	Loan Agreement	None
92	TILC Reserve Initial Deposit Amount	Loan Agreement	None
93	TILC Reserve Monthly Deposit Amount	Loan Agreement	None
94	TILC Reserve Cap	Loan Agreement	None
95	Free Rent Reserve Initial Deposit Amount	Loan Agreement	None
96	Free Rent Reserve Monthly Deposit Amount	Loan Agreement	None
97	Free Rent Reserve Cap	Loan Agreement	None
98	Deferred Maintenance Reserve Deposit Amount	Loan Agreement	None
99	Initial Tax Escrow	Loan Agreement	None
100	Monthly Tax Escrow	Loan Agreement	None
101	Initial Insurance Escrow	Loan Agreement	None
102	Monthly Insurance Escrow	Loan Agreement	None
103	Initial Other Escrow	Loan Agreement	None
104	Monthly Other Escrow	Loan Agreement	None
105	Description of Other Escrow	Loan Agreement	None
106	Letter of Credit	Loan Agreement	None
107	Earnout / Holdback	Loan Agreement	None
108	Most Recent Residential Occupancy (Units) %	Underwriting File	None
109	Most Recent Commercial Occupancy (Square Feet) %	Underwriting File	None
110	Occupancy Date Most Recent	Underwriting File	None
111	As-is Appraisal Value	Appraisal Report	None
112	Appraisal Type	Appraisal Report	None
113	Appraised Cap Rate	Appraisal Report	None
114	As-Is Date of Value	Appraisal Report	None
115	Appraisal Firm	Appraisal Report	None
116	Environmental Firm	Environmental Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BFLD Trust 2025-EWEST	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
117	Phase I Date	Environmental Report	None
118	Phase II Recommended	Environmental Report	None
119	Phase II Date	Not Applicable*	None
120	Environmental Insurance	None - Company Provided	None
121	Engineering Firm	Engineering Report	None
122	Engineering Report Date	Engineering Report	None
123	Seismic Insurance	Loan Agreement; Engineering Report	None
124	Seismic PML %	Not Applicable*	None
125	Title Type	Title Policy	None
126	Master Lease Agreement (Y/N)	Loan Agreement	None
127	Master Lease Details	Not Applicable*	None
128	Most Recent As of Date	Underwriting File	None
129	Most Recent Effective Gross Income	Underwriting File	$1.00
130	Most Recent Expenses	Underwriting File	$1.00
131	Most Recent NOI	Underwriting File	$1.00
132	UW Occupancy	Underwriting File	None
133	UW Effective Gross Income	Underwriting File	$1.00
134	UW Expenses	Underwriting File	$1.00
135	UW NOI	Underwriting File	$1.00
136	UW TI/LC	Underwriting File	$1.00
137	UW Replacements	Underwriting File	$1.00
138	UW NCF	Underwriting File	$1.00
139	Mortgage Loan UW NOI DY	Recalculation	None
140	Mortgage Loan UW NCF DY	Recalculation	None
141	Mortgage Loan UW NOI DSCR	Recalculation	None
142	Mortgage Loan UW NCF DSCR	Recalculation	None
143	Mortgage Loan UW NOI DSCR @ SOFR Cap	Recalculation	None
144	Mortgage Loan UW NCF DSCR @ SOFR Cap	Recalculation	None
145	Mortgage Loan Cut-off Date As-Is LTV	Recalculation	None
146	Mortgage Loan Maturity Date As-Is LTV	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BFLD Trust 2025-EWEST	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
147	Original Mezzanine Loan Balance	Mezzanine Loan Agreement	None
148	Cut-Off Date Mezzanine Loan Balance	Recalculation	None
149	Mezzanine Loan Maturity Balance	Recalculation	None
150	Mezzanine Loan Margin	None - Company Provided	None
151	Mezzanine Loan Interest Rate	Recalculation	None
152	Mezzanine Loan Interest Rate @ SOFR Cap	Recalculation	None
153	Mezzanine Loan Annual Debt Service	Recalculation	None
154	Mezzanine Loan Monthly Debt Service	Recalculation	None
155	Mezzanine Loan Annual Debt Service @ SOFR Cap	Recalculation	None
156	Mezzanine Loan Monthly Debt Service @ SOFR Cap	Recalculation	None
157	Original Total Debt Balance	Recalculation	None
158	Cut-off Date Total Debt Balance	Recalculation	None
159	Maturity Date Total Debt Balance	Recalculation	None
160	Total Debt Interest Rate	Recalculation	None
161	Total Debt Interest Rate @ SOFR Cap	Recalculation	None
162	Total Debt Annual Debt Service	Recalculation	None
163	Total Debt Monthly Debt Service	Recalculation	None
164	Total Debt Annual Debt Service @ SOFR Cap	Recalculation	None
165	Total Debt Monthly Debt Service @ SOFR Cap	Recalculation	None
166	Total Debt UW NOI DY	Recalculation	None
167	Total Debt UW NCF DSCR	Recalculation	None
168	Total Debt UW NCF DSCR @ SOFR Cap	Recalculation	None
169	Total Debt Cut-off Date LTV	Recalculation	None
170	Total Debt Maturity Date LTV	Recalculation	None
171	Future Debt Permitted?	Loan Agreement	None
172	Future Debt Description	Not Applicable*	None
173	Mortgage Primary Servicer	None - Company Provided	None
174	Mortgage Master Servicer	None - Company Provided	None
175	Mortgage Servicing Fee	None - Company Provided	None
176	Mortgage Trustee/Cert Admin	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BFLD Trust 2025-EWEST	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
177	Mortgage Operating Advisor Fee	None - Company Provided	None
178	Mortgage CREFC FEE	None - Company Provided	None
179	Total Mortgage Admin Fee	None - Company Provided	None
180	Net Mortgage Margin	None - Company Provided	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BFLD Trust 2025-EWEST	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
27	Cut-off Date Mortgage Loan Balance	Set equal to Original Mortgage Loan Balance.
28	% of Cut-off Date Mortgage Loan Balance	Quotient of (i) Cut-off Date Mortgage Loan Balance and (ii) Original Mortgage Loan Balance.
29	Mortgage Loan Balance Per Unit	Quotient of (i) Cut-off Date Mortgage Loan Balance and (ii) Total Number of Units.
30	Mortgage Loan Balance at Maturity	Set equal to Original Mortgage Loan Balance.
47	Original Loan Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and including (ii) Initial Maturity Date.
48	Original Loan Term (Including Extension Options)	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and including (ii) Fully Extended Maturity Date.
51	IO Period	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and including (ii) Initial Maturity Date.
52	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and including (ii) Cut-off Date.
53	Remaining Term to Original Maturity	Difference between (i) Original Loan Term and (ii) Seasoning.
54	Remaining Term to Original Maturity (Including Extension Options)	Difference between (i) Original Loan Term (Including Extension Options) and (ii) Seasoning.
69	Mortgage Loan Interest Rate (At Assumed SOFR)	Sum of (i) SOFR Cap Strike Price and (ii) Mortgage Loan Spread.
70	Assumed Mortgage Loan Interest Rate @ SOFR Cap	Sum of (i) SOFR Cap Strike Price and (ii) Mortgage Loan Spread.
71	Mortgage Loan Annual Debt Service @ SOFR Cap	Product of (i) Mortgage Loan Monthly Debt Service @ SOFR Cap and (ii) 12.
72	Mortgage Loan Monthly Debt Service @ SOFR Cap	Quotient of (i) product of (a) Cut-off Date Mortgage Loan Balance ($), (b) Assumed Mortgage Loan Interest Rate @ SOFR Cap and (c) the Accrual Basis (365/360) and (ii) 12.
73	Mortgage Loan Annual Debt Service	Product of (i) Mortgage Loan Monthly Debt Service and (ii) 12.
74	Mortgage Loan Monthly Debt Service	Quotient of (i) product of (a) Cut-off Date Mortgage Loan Balance ($), (b) Mortgage Loan Interest Rate (At Assumed SOFR) and (c) the Accrual Basis (365/360) and (ii) 12.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BFLD Trust 2025-EWEST	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
139	Mortgage Loan UW NOI DY	Quotient of (i) UW NOI and (ii) Cut-off Date Mortgage Loan Balance.
140	Mortgage Loan UW NCF DY	Quotient of (i) UW NCF and (ii) Cut-off Mortgage Loan Balance.
141	Mortgage Loan UW NOI DSCR	Quotient of (i) UW NOI and (ii) Mortgage Loan Annual Debt Service.
142	Mortgage Loan UW NCF DSCR	Quotient of (i) UW NCF and (ii) Mortgage Loan Annual Debt Service.
143	Mortgage Loan UW NOI DSCR @ SOFR Cap	Quotient of (i) UW NOI and (ii) Mortgage Loan Annual Debt Service @ SOFR Cap.
144	Mortgage Loan UW NCF DSCR @ SOFR Cap	Quotient of (i) UW NCF and (ii) Mortgage Loan Annual Debt Service @ SOFR Cap.
145	Mortgage Loan Cut-off Date As-Is LTV	Quotient of (i) Cut-off Mortgage Loan Balance and (ii) As-is Appraisal Value.
146	Mortgage Loan Maturity Date As-Is LTV	Quotient of (i) Mortgage Loan Balance at Maturity and (ii) As-is Appraisal Value.
148	Cut-Off Date Mezzanine Loan Balance	Set equal to Original Mezzanine Loan Balance.
149	Mezzanine Loan Maturity Balance	Set equal to Cut-Off Date Mezzanine Loan Balance.
151	Mezzanine Loan Interest Rate	Sum of (i) Mezzanine Loan Margin and (ii) SOFR Cap Strike Price.
152	Mezzanine Loan Interest Rate @ SOFR Cap	Sum of (i) Mezzanine Loan Margin and (ii) SOFR Cap Strike Price.
153	Mezzanine Loan Annual Debt Service	Product of (i) Mezzanine Loan Monthly Debt Service and (ii) 12.
154	Mezzanine Loan Monthly Debt Service	Quotient of (i) product of (a) Cut-Off Date Mezzanine Loan Balance ($), (b) Mezzanine Loan Interest Rate and (c) the Accrual Basis (365/360) and (ii) 12.
155	Mezzanine Loan Annual Debt Service @ SOFR Cap	Product of (i) Mezzanine Loan Monthly Debt Service @ SOFR Cap and (ii) 12.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

BFLD Trust 2025-EWEST	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
156	Mezzanine Loan Monthly Debt Service @ SOFR Cap	Quotient of (i) product of (a) Cut-Off Date Mezzanine Loan Balance ($), (b) Mezzanine Loan Interest Rate @ SOFR Cap and (c) the Accrual Basis (365/360) and (ii) 12.
157	Original Total Debt Balance	Sum of (i) Original Mortgage Loan Balance and (ii) Original Mezzanine Loan Balance.
158	Cut-off Date Total Debt Balance	Sum of (i) Cut-off Date Mortgage Loan Balance and (ii) Cut-Off Date Mezzanine Loan Balance.
159	Maturity Date Total Debt Balance	Sum of (i) Mortgage Loan Balance at Maturity and (ii) Mezzanine Loan Maturity Balance.
160	Total Debt Interest Rate	Sum of (i) Quotient of (a) Sum of (aa) product of (w) Cut-off Date Mortgage Loan Balance and (x) Mortgage Loan Spread, and (bb) product of (y) Cut-off Date Mezzanine Loan Balance and (z) Mezzanine Loan Margin, and (b) Original Total Debt Balance, and (ii) SOFR Cap Strike Price.
161	Total Debt Interest Rate @ SOFR Cap	Sum of (i) Quotient of (a) Sum of (aa) product of (w) Cut-off Date Mortgage Loan Balance and (x) Mortgage Loan Spread, and (bb) product of (y) Cut-off Date Mezzanine Loan Balance and (z) Mezzanine Loan Margin, and (b) Original Total Debt Balance, and (ii) SOFR Cap Strike Price.
162	Total Debt Annual Debt Service	Product of (i) Total Debt Monthly Debt Service and (ii) 12.
163	Total Debt Monthly Debt Service	Product of (i) Cut-off Date total Debt Balance (ii) quotient of (a) Total Debt Interest Rate and (b) 12, and (iii) quotient of (x) 365 and (y) 360.
164	Total Debt Annual Debt Service @ SOFR Cap	Product of (i) Total Debt Monthly Debt Service @ SOFR Cap and (ii) 12.
165	Total Debt Monthly Debt Service @ SOFR Cap	Product of (i) Cut-off Date total Debt Balance (ii) quotient of (a) Total Debt Interest Rate @ SOFR Cap and (b) 12, and (iii) quotient of (x) 365 and (y) 360.
166	Total Debt UW NOI DY	Quotient of (i) UW NOI and (ii) Cut-off Date Total Debt Balance.
167	Total Debt UW NCF DSCR	Quotient of (i) UW NCF and (ii) Total Debt Annual Debt Service.
168	Total Debt UW NCF DSCR @ SOFR Cap	Quotient of (i) UW NCF and (ii) Total Debt Annual Debt Service @ SOFR Cap.
169	Total Debt Cut-off Date LTV	Quotient of (i) Cut-off Date Total Debt Balance and (ii) As-is Appraisal Value.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

BFLD Trust 2025-EWEST	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
170	Total Debt Maturity Date LTV	Quotient of (i) Maturity Date Total Debt Balance and (ii) As-is Appraisal Value.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16